Investments in Equity Accounted Investees - Summary of Financial Information of Other Associates, in Aggregate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [Line Items]
Investments in equity accounted investees	₩ 36,506	₩ 33,177	₩ 84,329
Profit (loss) for the year	303,807	(2,409,300)	(2,576,729)
Other comprehensive income (loss)	(108,046)	798,037	70,306
Total comprehensive loss for the year	195,761	(1,611,263)	(2,506,423)
Other associates [member]
Disclosure of associates [Line Items]
Investments in equity accounted investees	5,027	3,698	₩ 60,129
Profit (loss) for the year	(644)	1,455
Other comprehensive income (loss)	2,263	1,912
Total comprehensive loss for the year	₩ 1,619	₩ 3,367